SEGMENT INFORMATION - GLOBAL SEGMENT RESULTS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 20,860		$ 20,230	$ 21,347	$ 20,122	$ 18,926		$ 19,178	$ 21,027	$ 19,807	$ 82,559		$ 78,938		$ 76,694
Earnings from Continuing Operations Before Income Taxes											15,319		15,157		14,499
NET EARNINGS FROM CONTINUING OPERATIONS	2,539		2,906	3,362	3,120	2,202		2,617	3,182	3,055	11,927		11,056		10,766
Depreciation and Amortization											2,838		3,108		3,016
Total Assets	138,354					128,172					138,354		128,172		134,833
Capital Expenditures											3,306		3,067		3,238
BEAUTY
NET SALES											19,937		19,258		18,749
Earnings from Continuing Operations Before Income Taxes											3,415		3,444		3,350
NET EARNINGS FROM CONTINUING OPERATIONS											2,542		2,568		2,519
Depreciation and Amortization											387		448		462
Total Assets	9,544					8,516					9,544		8,516		9,096
Capital Expenditures											504		510		528
GROOMING
NET SALES											8,245		7,864		7,583
Earnings from Continuing Operations Before Income Taxes											2,375		2,211		2,108
NET EARNINGS FROM CONTINUING OPERATIONS											1,775		1,621		1,504
Depreciation and Amortization											645		680		713
Total Assets	24,866					24,568					24,866		24,568		25,096
Capital Expenditures											373		283		292
HEALTH CARE
NET SALES											12,033		11,493		11,288
Earnings from Continuing Operations Before Income Taxes											2,720		2,809		2,786
NET EARNINGS FROM CONTINUING OPERATIONS											1,796		1,860		1,835
Depreciation and Amortization											359		385		369
Total Assets	7,796					7,142					7,796		7,142		7,206
Capital Expenditures											409		383		372
SNACKS AND PET CARE
NET SALES											3,156		3,135		3,114
Earnings from Continuing Operations Before Income Taxes											356		499		388
NET EARNINGS FROM CONTINUING OPERATIONS											241		326		234
Depreciation and Amortization											102		92		100
Total Assets	1,324					1,237					1,324		1,237		1,123
Capital Expenditures											143		86		72
FABRIC CARE AND HOME CARE
NET SALES											24,837		23,805		23,186
Earnings from Continuing Operations Before Income Taxes											4,714		5,076		4,663
NET EARNINGS FROM CONTINUING OPERATIONS											3,009		3,339		3,032
Depreciation and Amortization											582		604		578
Total Assets	11,257					9,650					11,257		9,650		10,419
Capital Expenditures											850		766		808
BABY CARE AND FAMILY CARE
NET SALES											15,606		14,736		14,103
Earnings from Continuing Operations Before Income Taxes											3,181		3,270		2,827
NET EARNINGS FROM CONTINUING OPERATIONS											1,978		2,049		1,770
Depreciation and Amortization											549		612		570
Total Assets	7,184					6,406					7,184		6,406		6,259
Capital Expenditures											912		852		902
Corporate
NET SALES											(1,255)	[1]	(1,353)	[1]	(1,329)	[1]
Earnings from Continuing Operations Before Income Taxes											(1,442)	[1]	(2,152)	[1]	(1,623)	[1]
NET EARNINGS FROM CONTINUING OPERATIONS											586	[1]	(707)	[1]	(128)	[1]
Depreciation and Amortization											214	[1]	287	[1]	224	[1]
Total Assets	76,383	[1]				70,653	[1]				76,383	[1]	70,653	[1]	75,634	[1]
Capital Expenditures											$ 115	[1]	$ 187	[1]	$ 264	[1]

[1]	The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.